INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2014 Number		Mar. 31, 2013 Number
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	13		21
Sale of Underlying Operating Partnership	2		3
Partnership Proceeds from Disposition	$ 6,607,094	[1]	$ 2,539,971	[2]
Gain on Disposition	6,548,180		2,581,396
Series Fifteen [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	1		5
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition	20,746	[1]	40,762	[2]
Gain on Disposition	20,746		40,762
Series Sixteen [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	2		7
Sale of Underlying Operating Partnership	1		0
Partnership Proceeds from Disposition	856,031	[1]	107,649	[2]
Gain on Disposition	791,031		149,074
Series Seventeen [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	7		1
Sale of Underlying Operating Partnership	1		1
Partnership Proceeds from Disposition	5,702,299	[1]	336,562	[2]
Gain on Disposition	5,708,385		336,562
Series Eighteen [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	2		1
Sale of Underlying Operating Partnership	0		2
Partnership Proceeds from Disposition	28,018	[1]	859,438	[2]
Gain on Disposition	28,018		859,438
Series Nineteen [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	1		7
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition	0	[1]	1,195,560	[2]
Gain on Disposition	$ 0		$ 1,195,560

[1]	Fund proceeds from disposition includes $65,000 recorded as a receivable as of March 31, 2013 for Series 16 and Fund proceeds from disposition does not include the following amount which was due to a writeoff of capital contribution payable of $6,086 for Series 17.
[2]	Fund proceeds from disposition does not include $65,000 recorded as a receivable as of March 31, 2013 for Series 16.